Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to our CEO and to our other NEOs and certain financial performance of the Company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.
Pay versus Performance Table

							Value of Initial Fixed $100 Investment Based on:

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)

Year	Summary Compensation Table Total for First PEO (1) ($)	Compensation Actually Paid to First PEO (2) ($)	Summary Compensation Table Total for Second PEO (1) ($)	Compensation Actually Paid to Second PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return (5) ($)	Net Income (6) ($mm)	Adjusted EBITDA (7) ($mm)

2024	4,355,777	4,791,731	4,587,812	4,624,570	1,632,530	1,667,837	213	252	95.9	272.8

2023	7,036,958	9,716,485	0	0	1,718,603	1,999,733	205	301	57.5	268.8

2022	7,479,976	10,983,862	0	0	1,255,461	1,490,330	158	222	100.7	297.7

2021	5,410,975	8,598,532	0	0	1,092,805	1,010,626	116	190	43.4	275.4

2020	4,013,702	2,664,824	0	0	1,135,178	879,759	74	110	3.7	205.9

(1)
From January 1, 2020 until his retirement effective May 15, 2024, the Principal Executive Officer (“PEO”) was Michael G. Rippey. As part of the Company’s long-term succession planning process, Katherine T. Gates became PEO coincident with Mr. Rippey’s retirement. The dollar amounts reported in columns (b) and (d) are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table (“SCT”) for Mr. Rippey and Ms. Gates, respectively, as PEO during corresponding year.

(2)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” (“CAP”) to the PEO computed in accordance with Item 402(v) of Regulation
S-K.
As required, these dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, these dollar amounts do not reflect the actual amount of compensation earned by, or paid to, the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEO’s total compensation to determine the CAP:

Year	Reported Summary Compensation Table Total for Mr. Rippey as PEO ($)	Minus: Reported Summary Compensation Table Value of Equity Awards ($) (i)	Plus: Equity Award Adjustments ($) (ii)	Compensation Actually Paid to Mr. Rippey as PEO ($)

2024	4,355,777	1,388,117	1,824,071	4,791,731

2023	7,036,958	2,681,498	5,361,026	9,716,485

2022	7,479,976	2,502,391	6,006,277	10,983,862

2021	5,410,975	2,758,176	5,945,733	8,598,532

2020	4,013,702	2,203,220	854,342	2,664,824

Year	Reported Summary Compensation Table Total for Ms. Gates as PEO ($)	Minus: Reported Summary Compensation Table Value of Equity Awards ($) (i)	Plus: Equity Award Adjustments ($) (ii)	Compensation Actually Paid to Ms. Gates as PEO ($)

2024	4,587,812	1,929,568	1,966,326	4,624,570

(i)	The amounts included in this column are the amounts reported in “Stock Awards” column of the SCT for each applicable year.

(ii)
The equity award adjustments for 2024 were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K,
to include the fair value of current and prior year equity awards that are outstanding, vested or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year and include accrued dividend equivalents. Since the Company does not provide a defined benefit pension plan for its executives, there is no adjustment required for this element. The amounts deducted or added in calculating the equity award adjustments for the PEOs are provided in the tables below

PEO Equity Award Adjustment Breakout (Mr. Rippey):

Year	Year-End Fair Value of Current Year Awards Outstanding as of Year End ($)	Change in Value as of Year-End for Prior Year Awards Outstanding as of Year-End ($)	Change in Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)	Value as of Vesting Date for Current Year Awards that Vested During the Year ($)	Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)	Value as of Prior Year-End for Prior Year Awards Forfeited During the Year ($)	Value of Equity for Purpose of Reporting “Compensation Actually Paid” ($)

2024	1,264,310	135,402	43,270	0	381,088	0	1,824,071

*	We generally do not issue equity awards that vest in the year of grant.
PEO Equity Award Adjustment Breakout (Ms. Gates):

Year	Year-End Fair Value of Current Year Awards Outstanding as of Year End ($)	Change in Value as of Year-End for Prior Year Awards Outstanding as of Year-End ($)	Change in Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)	Value as of Vesting Date for Current Year Awards that Vested During the Year ($)	Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)	Value as of Prior Year-End for Prior Year Awards Forfeited During the Year ($)	Value of Equity for Purpose of Reporting “Compensation Actually Paid” ($)

2024	1,819,592	17,698	7,083	0	121,953	0	1,966,326

*	We generally do not issue equity awards that vest in the year of grant.

(3)
The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO) in the “Total” column of the SCT in each applicable year. Our non-PEO
NEOs included in the table above are the following individuals:

•	for 2024 : Mark W. Marinko, P. Michael Hardesty, and John F. Quanci;

•	for 2023 and 2022 : Katherine T. Gates, Mark W. Marinko, P. Michael Hardesty, and John F. Quanci;

•	for 2021 : Katherine T. Gates, Fay West, Allison S. Lausas, P. Michael Hardesty, and John F. Quanci; and

•	for 2020 : Katherine T. Gates, Fay West, P. Michael Hardesty, and John F. Quanci

(4)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the
Non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, the
Non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the
Non-PEO
NEOs as a group to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Minus: Average Reported Summary Compensation Table Value of Equity Awards for Non-PEO NEOs (i) ($)	Plus: Average Equity Award Adjustments (ii) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	1,632,530	307,435	346,976	1,667,837

2023	1,718,603	410,351	691,481	1,999,733

2022	1,255,461	240,336	475,205	1,490,330

2021	1,092,805	385,980	303,801	1,010,626

2020	1,135,178	280,532	25,113	879,759

(i)	Represents the average total of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the Non-PEO NEOs for the applicable year.

(ii)
The equity award adjustments for 2024 were calculated using the same methodology described above in footnote (2) with respect to reconciliation of Summary Compensation Table total amounts to total “Compensation Actually Paid” for the PEOs. Since the Company does not provide a defined benefit pension plan to its executives, there is no adjustment required for this element. The amounts deducted or added in calculating the equity award adjustments for the
Non-PEO
NEOs are provided in the table below

Year	Average Year-End Fair Value of Current Year Awards Outstanding as of End Year ($)		Average Change in Value as of Year-End for Prior Year Awards Outstanding as of Year-End ($)		Average Change in Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Average Value as of Vesting Date for Current Year Awards that Vested During the Year* ($)		Average Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Average Value as of Prior Year-End for Prior Year Awards Forfeited During the Year ($)		Average Value of Equity for Purpose of Reporting “Compensation Actually Paid” ($)

2024	295,714	+	11,295	+	3,517	+	0	+	36,449	-	0	=	346,976

*	We generally do not issue equity awards that vest in the year of grant.

(5)
The cumulative TSR depicts a hypothetical $100 investment in SunCoke Energy common stock on December 31, 2019, and shows the value of that investment over time (assuming the reinvestment of dividends) for each calendar year. A hypothetical $100 investment in the peer group using the same methodology is shown for comparison. As permitted by SEC rules, for the period from 2020 through 2024, the Company utilized the NASDAQ U.S. Benchmark Iron & Steel Index, which is the industry peer group we used for purposes of Item 201(e) of Regulation
S-K.
The dollar values shown in column (i) of the table thus reflect the NASDAQ U.S. Benchmark Iron & Steel Index TSR. The fourteen companies currently included in this index are: Carpenter Technology Corp., Cleveland-Cliffs Inc., Commercial Metals Co., Metallus, Inc., Northwest Pipe Co., Nucor Corp., Olympic Steel Inc., Radius Recycling, Inc., Reliance, Inc., Ryerson Holding Corp., Steel Dynamics Inc., United States Steel Corp., Worthington Enterprises, Inc., and Worthington Steel, Inc. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 27 of this proxy statement.

(6)	Presented in millions. Net income is as listed in the Company’s financial statements in accordance with U.S. GAAP.

(7)
In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our executive officers to company performance for the most recently completed fiscal year. The Company has determined that
Adjusted EBITDA
, which is a metric included in our long-term and short-term incentive programs, is the “most important” financial performance measure for this purpose. Management believes that Adjusted EBITDA best reflects the ongoing performance of the Company during the periods presented and provides relevant and meaningful insight to investors regarding the Company’s operating results. We therefore have included this performance measure in the Pay versus Performance table. Adjusted EBITDA is a non-GAAP
measure used to supplement the Company’s U.S. GAAP disclosures and should not be viewed as alternatives to U.S. GAAP measures of performance. Furthermore, such non-GAAP
measures may not be consistent with similar measures provided or used by other companies.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)
The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO) in the “Total” column of the SCT in each applicable year. Our non-PEO
NEOs included in the table above are the following individuals:

•	for 2024 : Mark W. Marinko, P. Michael Hardesty, and John F. Quanci;

•	for 2023 and 2022 : Katherine T. Gates, Mark W. Marinko, P. Michael Hardesty, and John F. Quanci;

•	for 2021 : Katherine T. Gates, Fay West, Allison S. Lausas, P. Michael Hardesty, and John F. Quanci; and

•	for 2020 : Katherine T. Gates, Fay West, P. Michael Hardesty, and John F. Quanci

Peer Group Issuers, Footnote	The cumulative TSR depicts a hypothetical $100 investment in SunCoke Energy common stock on December 31, 2019, and shows the value of that investment over time (assuming the reinvestment of dividends) for each calendar year. A hypothetical $100 investment in the peer group using the same methodology is shown for comparison. As permitted by SEC rules, for the period from 2020 through 2024, the Company utilized the NASDAQ U.S. Benchmark Iron & Steel Index, which is the industry peer group we used for purposes of Item 201(e) of Regulation
S-K.
	The dollar values shown in column (i) of the table thus reflect the NASDAQ U.S. Benchmark Iron & Steel Index TSR. The fourteen companies currently included in this index are: Carpenter Technology Corp., Cleveland-Cliffs Inc., Commercial Metals Co., Metallus, Inc., Northwest Pipe Co., Nucor Corp., Olympic Steel Inc., Radius Recycling, Inc., Reliance, Inc., Ryerson Holding Corp., Steel Dynamics Inc., United States Steel Corp., Worthington Enterprises, Inc., and Worthington Steel, Inc. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 27 of this proxy statement.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” (“CAP”) to the PEO computed in accordance with Item 402(v) of Regulation
S-K.
As required, these dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, these dollar amounts do not reflect the actual amount of compensation earned by, or paid to, the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEO’s total compensation to determine the CAP:

Year	Reported Summary Compensation Table Total for Mr. Rippey as PEO ($)	Minus: Reported Summary Compensation Table Value of Equity Awards ($) (i)	Plus: Equity Award Adjustments ($) (ii)	Compensation Actually Paid to Mr. Rippey as PEO ($)

2024	4,355,777	1,388,117	1,824,071	4,791,731

2023	7,036,958	2,681,498	5,361,026	9,716,485

2022	7,479,976	2,502,391	6,006,277	10,983,862

2021	5,410,975	2,758,176	5,945,733	8,598,532

2020	4,013,702	2,203,220	854,342	2,664,824

Year	Reported Summary Compensation Table Total for Ms. Gates as PEO ($)	Minus: Reported Summary Compensation Table Value of Equity Awards ($) (i)	Plus: Equity Award Adjustments ($) (ii)	Compensation Actually Paid to Ms. Gates as PEO ($)

2024	4,587,812	1,929,568	1,966,326	4,624,570

(i)	The amounts included in this column are the amounts reported in “Stock Awards” column of the SCT for each applicable year.

(ii)
The equity award adjustments for 2024 were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K,
to include the fair value of current and prior year equity awards that are outstanding, vested or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year and include accrued dividend equivalents. Since the Company does not provide a defined benefit pension plan for its executives, there is no adjustment required for this element. The amounts deducted or added in calculating the equity award adjustments for the PEOs are provided in the tables below

PEO Equity Award Adjustment Breakout (Mr. Rippey):

Year	Year-End Fair Value of Current Year Awards Outstanding as of Year End ($)	Change in Value as of Year-End for Prior Year Awards Outstanding as of Year-End ($)	Change in Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)	Value as of Vesting Date for Current Year Awards that Vested During the Year ($)	Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)	Value as of Prior Year-End for Prior Year Awards Forfeited During the Year ($)	Value of Equity for Purpose of Reporting “Compensation Actually Paid” ($)

2024	1,264,310	135,402	43,270	0	381,088	0	1,824,071

*	We generally do not issue equity awards that vest in the year of grant.
PEO Equity Award Adjustment Breakout (Ms. Gates):

Year	Year-End Fair Value of Current Year Awards Outstanding as of Year End ($)	Change in Value as of Year-End for Prior Year Awards Outstanding as of Year-End ($)	Change in Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)	Value as of Vesting Date for Current Year Awards that Vested During the Year ($)	Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)	Value as of Prior Year-End for Prior Year Awards Forfeited During the Year ($)	Value of Equity for Purpose of Reporting “Compensation Actually Paid” ($)

2024	1,819,592	17,698	7,083	0	121,953	0	1,966,326

*	We generally do not issue equity awards that vest in the year of grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,632,530	$ 1,718,603	$ 1,255,461	$ 1,092,805	$ 1,135,178
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,667,837	1,999,733	1,490,330	1,010,626	879,759
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the
Non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, the
Non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the
Non-PEO
NEOs as a group to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Minus: Average Reported Summary Compensation Table Value of Equity Awards for Non-PEO NEOs (i) ($)	Plus: Average Equity Award Adjustments (ii) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	1,632,530	307,435	346,976	1,667,837

2023	1,718,603	410,351	691,481	1,999,733

2022	1,255,461	240,336	475,205	1,490,330

2021	1,092,805	385,980	303,801	1,010,626

2020	1,135,178	280,532	25,113	879,759

(i)	Represents the average total of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the Non-PEO NEOs for the applicable year.

(ii)
The equity award adjustments for 2024 were calculated using the same methodology described above in footnote (2) with respect to reconciliation of Summary Compensation Table total amounts to total “Compensation Actually Paid” for the PEOs. Since the Company does not provide a defined benefit pension plan to its executives, there is no adjustment required for this element. The amounts deducted or added in calculating the equity award adjustments for the
Non-PEO
NEOs are provided in the table below

Year	Average Year-End Fair Value of Current Year Awards Outstanding as of End Year ($)		Average Change in Value as of Year-End for Prior Year Awards Outstanding as of Year-End ($)		Average Change in Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Average Value as of Vesting Date for Current Year Awards that Vested During the Year* ($)		Average Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Average Value as of Prior Year-End for Prior Year Awards Forfeited During the Year ($)		Average Value of Equity for Purpose of Reporting “Compensation Actually Paid” ($)

2024	295,714	+	11,295	+	3,517	+	0	+	36,449	-	0	=	346,976

*	We generally do not issue equity awards that vest in the year of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Performance Measures Linking Compensation Actually Paid During 2024 to Company Performance
As required, we disclose below the most important measures used by the Company to link compensation actually paid to our NEOs to Company performance for the 2024 fiscal year. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 21.

Most Important Performance Measures (Unranked)

• Adjusted EBITDA

• Operating Cash Flow

• Pre-tax Return on Invested Capital (ROIC)

• Safety Performance

• Environmental Performance

Total Shareholder Return Amount	$ 213	205	158	116	74
Peer Group Total Shareholder Return Amount	252	301	222	190	110
Net Income (Loss)	$ 95,900,000	$ 57,500,000	$ 100,700,000	$ 43,400,000	$ 3,700,000
Company Selected Measure Amount	272,800,000	268,800,000	297,700,000	275,400,000	205,900,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our executive officers to company performance for the most recently completed fiscal year. The Company has determined that
Adjusted EBITDA
, which is a metric included in our long-term and short-term incentive programs, is the “most important” financial performance measure for this purpose. Management believes that Adjusted EBITDA best reflects the ongoing performance of the Company during the periods presented and provides relevant and meaningful insight to investors regarding the Company’s operating results. We therefore have included this performance measure in the Pay versus Performance table. Adjusted EBITDA is a non-GAAP
measure used to supplement the Company’s U.S. GAAP disclosures and should not be viewed as alternatives to U.S. GAAP measures of performance. Furthermore, such non-GAAP
	measures may not be consistent with similar measures provided or used by other companies.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Pre-tax Return on Invested Capital (ROIC)
Measure:: 4
Pay vs Performance Disclosure
Name	Safety Performance
Measure:: 5
Pay vs Performance Disclosure
Name	Environmental Performance
Michael G. Rippey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,355,777	$ 7,036,958	$ 7,479,976	$ 5,410,975	$ 4,013,702
PEO Actually Paid Compensation Amount	$ 4,791,731	$ 9,716,485	$ 10,983,862	$ 8,598,532	$ 2,664,824
PEO Name	Michael G. Rippey	Michael G. Rippey	Michael G. Rippey	Michael G. Rippey	Michael G. Rippey
Katherine T. Gates [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,587,812	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 4,624,570	0	0	0	0
PEO Name	Katherine T. Gates
PEO | Michael G. Rippey [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,388,117)	(2,681,498)	(2,502,391)	(2,758,176)	(2,203,220)
PEO | Michael G. Rippey [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,824,071	5,361,026	6,006,277	5,945,733	854,342
PEO | Michael G. Rippey [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,264,310
PEO | Michael G. Rippey [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	135,402
PEO | Michael G. Rippey [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Michael G. Rippey [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,270
PEO | Michael G. Rippey [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Michael G. Rippey [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	381,088
PEO | Katherine T. Gates [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,929,568)
PEO | Katherine T. Gates [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,966,326
PEO | Katherine T. Gates [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,819,592
PEO | Katherine T. Gates [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,698
PEO | Katherine T. Gates [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Katherine T. Gates [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,083
PEO | Katherine T. Gates [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Katherine T. Gates [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,953
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(307,435)	(410,351)	(240,336)	(385,980)	(280,532)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	346,976	$ 691,481	$ 475,205	$ 303,801	$ 25,113
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	295,714
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,295
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,517
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 36,449